Tax situation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax Explanatory [Line Items]
Disclosure Of Detailed Information Income Tax Years To Review [Text Block]
The Income Tax and Value Added Tax returns for the following years are open to review by the Tax Authorities:

Entity	Years open to review by the Tax Authorities

Compañía de Minas Buenaventura S.A.A.	2013-2017
Bisa Construcción S.A. (absorbed by Buenaventura Ingenieros S.A. in 2015)	2014-2015
Buenaventura Ingenieros S.A.	2013, 2015-2017
Compañía de Exploraciones, Desarrollo e Inversiones Mineras S.A.C. – CEDIMIN (absorbed by the Company in 2013)	2013
Compañía Minera Condesa S.A.	2013-2017
Compañía Minera Colquirrumi S.A.	2013-2017
Consorcio Energético de Huancavelica S.A.	2013-2017
Contacto Corredores de Seguros S.A.	2014-2017
El Molle Verde S.A.C.	2013-2017
Empresa de Generación Huanza S.A.	2013, 2015, 2016, 2017
Inversiones Colquijirca S.A.	2013-2017
Minera La Zanja S.R.L.	2014-2017
Sociedad Minera El Brocal S.A.A.	2014-2017
S.M.R.L. Chaupiloma Dos de Cajamarca	2014-2017
Procesadora Industrial Río Seco S. A.	2014-2017
Apu Coropuna S.R.L.	2013-2017
Cerro Hablador S. A. C.	2013-2017
Minera Azola S. R. L.	2014-2017

Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Disclosure Of Detailed Information Income Tax Years To Review [Text Block]
The Company has entered into the following tax stability agreements, each with a term of 15 years:

Mine	Effective	Date of the Tax Agreement	Tax Regimes in Force

Cerro Yanacocha	January 1, 2000	September 16, 1998	May 22, 1997
La Quinua	January 1, 2004	August 25, 2003	August 25, 2003

Disclosure Of Detailed Information About Income Tax Provision [Text Block]
The Company's income tax provision consisted of the following:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Current Peruvian income tax	3,877	41,105	98,319
Royalties and mining taxes	4,944	10,249	21,721
Other taxes	211	323	639
Income tax prior year adjustments	(2,006)	(2,092)	(1,766)
Income tax prior years refunds	-	(6,458)	-
Current income tax expense	7,026	43,127	118,913
Deferred income tax expense (benefit)	-	-	483,804
Income tax expense	7,026	43,127	602,717

Disclosure of detailed deferred taxes [Text Block]
Components of deferred income tax assets (liabilities) are as follows:

	2017	2016
	US$(000)	US$(000)

Deferred income tax assets, net
Property, plant and mine development	571,210	608,783
Reclamation	233,843	160,261
Accounts payable and accrued expenses	78,241	64,703
Inventories	61,435	60,018
Other	3,073	3,077
	947,802	896,842
Allowance of deferred income tax asset	(947,802)	(896,842)
Net deferred income tax asset	-	-

Disclosure Of Tax Expense Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Text Block]
Below is a reconciliation of tax expense and the accounts profit multiplied by the statutory tax rate for the years 2017 and 2016:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Income (loss) before income tax	(168,428)	(1,000,625)	152,522
Peruvian statutory tax rate	29.5%	28%	28%
Income tax expense (income)	(49,686)	(280,175)	42,706
Valuation allowance on deferred tax asset	50,960	386,763	510,004
Effect of change in income tax rate	-	(66,667)	16,576
Mining taxes	3,530	7,392	15,639
Non-deductible expenses	4,204	3,296	15,288
Adjustment due to income tax rate applicable to la Quinua	(124)	(1,024)	2,504
Income tax prior years refunds / payments	(1,858)	(6,458)	-
Total income tax expense	7,026	43,127	602,717

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory [Text Block]
The Company recognizes the effect of temporary differences between the accounting base for financial reporting purposes and the tax base. The composition of this item is made up as follows:

	December 31,	December 31,	December 31,
	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Income tax
Asset
Royalty accrual	127,475	-	-
Provision for remediation and mine closure	12,083	9,180	5,638
Provision for mining taxes	8,742	4,003	1,505
Unpaid vacations	5,293	4,055	2,515
SUNAT Assessments	4,077	-	-
Cost of net asset for the construction of the tailing dam	2,007	2,321	1,682
Development costs	183	228	332
Price adjustment of copper concentrates and cathode	-	-	7,849
Other provisions	4,240	5,248	4,750

	164,100	25,035	24,271

Liability
Difference in depreciation method	261,434	283,882	245,670
Price adjustment of copper concentrate and cathode	25,840	24,128	-

	December 31,	December 31,	December 31,
	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Stripping activity asset	22,014	23,594	17,820
Difference in valuation of inventories	16,264	25,087	10,997
Debt issuance costs	2,663	-	-

	328,215	356,691	274,487
Deferred liabilities, net	164,115	331,656	250,216

Supplementary retirement fund
Deferred liability	1,890	3,458	2,937

Total deferred income tax liability, net	166,005	335,114	253,153

Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Income Tax Explanatory [Line Items]
Disclosure Of Detailed Information About Income Tax Provision [Text Block]

The income tax expenses (benefit) for the years ended December 31, 2017, 2016 and 2015 is shown below:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Income tax
Current	430,974	141,153	(832)
Deferred	(167,541)	81,441	32,015

	263,433	222,594	31,183

Mining taxes
Current mining royalty and special mining tax	213,280	37,763	14,599

Supplementary retirement fund
Current	10,897	2,205	54
Deferred	(1,567)	520	410

	9,330	2,725	464

Income tax expense reported in the statements of comprehensive income	486,043	263,082	46,246

Disclosure of detailed information about the other tax assesment [Text Block]

The Company has also received assessments from SUNAT for additional taxes (other than the mining royalty explained in 14(d) above), including penalties and interest. The Company has filed or will file objections to the assessments because it believes it has properly determined and paid its taxes. A summary of these assessments follows:

		Penalty and
Year	Taxes	interest	Total
	US$(000)	US$(000)	US$(000)

2003 – 2005	15,909	54,053	69,962
2006	6,545	59,454	65,999
2007	12,376	17,809	30,185
2008	20,797	12,968	33,765
2009	58,495	49,112	107,607
2010	65,997	107,139	173,136
2011	49,055	63,931	112,986
2014 –2017	23,450	-	23,450
	252,624	364,466	617,090

Disclosure of detailed information reconciliation of income tax rate [Text Block]
For the years ended December 31, 2017, 2016 and 2015, the income tax expense recorded differs from the result of applying the legal rate to the Company’s profit before income tax, as detailed below:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Profit before income tax	835,924	603,989	79,530
Income tax rate	32%	32%	32%

Expected income tax expense	267,496	193,276	25,450
Non - deductible expenses	25,217	27,788	19,534
Royalty case	(12,029)	-	-
Special mining tax and mining royalties	(21,704)	(12,084)	(4,672)
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 31.35%)	(1,632)	13,850	-
Income tax true – ups	10,210	1,677	(6,082)
Others	(4,125)	(1,913)	(3,047)

Current and deferred income tax charges to results	263,433	222,594	31,183
Mining taxes charged to results	213,280	37,763	14,599
Supplementary retirement fund charged to results	9,330	2,725	464

	486,043	263,082	46,246

Effective income tax	58.14%	43.56%	58.15%